9. Commitments and Contingencies (Details Narrative) - CAD	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Commitments And Contingencies Details Narrative
Rental expenses	CAD 6,498	CAD 6,433	CAD 25,732	CAD 6,427